Note 4 - Long-term Loans	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Long-term Debt [Text Block]
4.	Long-term loans

In
January 2019,
the Company obtained a RMB denominated loan with a principal amount of
$1,493
(
RMB10,000
) from a
third
party, which bears an annual interest rate of
15%
and is guaranteed by the Founder, Mr. Linqing Jia. The loan was repaid in
August 2019.

In
March 2019,
the Company obtained a
three
-year term RMB denominated loan with a principal amount of
$1,493
(
RMB10,000
) from China Construction Bank, which bears an annual interest rate of
120.0%
of the
three
-year loan interest rate quoted by the PBOC. The loan is guaranteed by the shareholder of the Company, Shenzhen Sangel Capital Management Limited Company (“Shenzhen Sangel”) and Mr. Mulong Liu, a shareholder of Shenzhen Sangel. The maturity date of the loan is
March 28, 2022.